CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013 Redeemable Class A Junior Preferred Stock [Member]	Dec. 31, 2012 Redeemable Class A Junior Preferred Stock [Member]	Dec. 31, 2013 Redeemable Class B Senior Preferred Stock [Member]	Dec. 31, 2012 Redeemable Class B Senior Preferred Stock [Member]	Dec. 31, 2013 Class C Convertible Preferred Stock [Member]	Dec. 31, 2012 Class C Convertible Preferred Stock [Member]
Temporary Equity:
Preferred shares, par value (in dollars per share)	$ 0	$ 0.01	$ 0	$ 0.01	$ 0	$ 0.01
Preferred shares, shares authorized (in shares)	0	10,000	0	500,000	0	5,000
Preferred shares, shares issued (in shares)	0	10,000	0	75,000	0	5,000
Preferred shares, shares outstanding (in shares)	0	5,100	0	36,388	0	5,000